Summary of Significant Accounting Policies (Disclosure of Share-based Compensation Arrangements, Assumptions Used) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Summary of Significant Accounting Policies [Abstract]
Expected life of options	7 years 4 months 24 days	7 years
Risk-free interest rate	1.95%	2.14%
Expected volatility	21.42%	21.39%
Expected dividend yield	4.87%	4.83%